DERIVATIVES - Financial Statement Impact of Derivatives By Category (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	$ (31)	$ (1)	$ (16)
Futures
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	(84)	68	25
Options
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	(3)	3	3
Futures
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	(43)	1	0
Derivatives
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	(130)	72	28
MSO, SCS and IUL indexed features (2)
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	99	(73)	(44)
Embedded derivative
Derivatives, Fair Value [Line Items]
Net derivative gains (losses)	$ 99	$ (73)	$ (44)